Common Stock and Warrants (Details - Warrants exercised, issued and expired) - Warrants [Member] - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant outstanding at beginning, balance	24,935,560	9,623,510
Warrants exercised	0	0
Warrants issued	0	15,312,050
Warrants expired	0	0
Warrant outstanding at beginning, balance	24,935,560	24,935,560